Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments for Operating Leases

Future minimum commitments due under all leases at September 30, 2016 are as follows (in thousands):

Year
2016 (three months from October 2016 through December 2016)	$56
2017	232
2018	174
2019	158
2020	164
Thereafter	70

Total minimum lease payments	$854

Future minimum commitments due under all leases at December 31, 2015 are as follows (in thousands):

Year Ending December 31,
2016	$84
2017	87
2018	22

Total minimum lease payments	$193